Consolidated Balance Sheets and Condensed Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance For Doubtful Accounts Receivable (in Dollars)	$ 502	$ 884	$ 1,326
Redeemable Convertible Preferred Stock, Par Value Per Share (in Dollars per share)	$ 0.001	$ 1.00
Redeemable Convertible Preferred Stock, Shares Authorized		500,000
Redeemable Convertible Preferred Stock, Shares Issued		416,500
Common Stock, Par Value Per Share (in Dollars per share)	$ 0.001	$ 1	$ 1
Common Stock, Shares Authorized	60,000,000	5,500,000	5,500,000
Common Stock, Shares Issued	25,895,424	5,070,424	2,826,424
Treasury Stock, Shares	383,596	383,596	383,596